Contract assets and contract liabilities	6 Months Ended
Jun. 30, 2025
Contract assets and contract liabilities [Abstract]
Contract assets and contract liabilities.

13 Contract assets and contract liabilities

(a) Contract assets

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Contract assets
Arising from sales of autonomous driving vehicles	19,933	23,689
Arising from provision of services	18,280	23,625
Less: loss allowance	(9,647)	(11,978)
	28,566	35,336
Current portion	28,005	35,336
Non-current portion (Note 15)	561	—

All of the amounts are expected to be recovered within one year from the end of each of the reporting period, except for the amounts of RMB561 thousand as of December 31, 2024, related to retentions included in other non-current assets, which are expected to be recovered over one year. No such amounts were recognized as of June 30, 2025.

(b) Contract liabilities

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Contract liabilities
–Billings in advance of performance	2,119	2,090
–Billings in advance of goods transferred	2,357	28,484
	4,476	30,574

All of the contract liabilities are expected to be recognized as revenue within one year and the amount of RMB2.0 million included in contract liabilities as of December 31, 2024 was recognized as revenue in the six months ended June 30, 2025 (six months ended June 30, 2024: RMB12.5 million).